Revenue, Deferred Revenue and Remaining Performance Obligations - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Activity In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 185,696	$ 138,990	$ 138,990	$ 83,676
Plus: Additions to deferred revenue	231,869	156,221	221,671	175,636
Less: Recognition of revenue deferred in the prior year	(112,460)	(81,456)	(98,657)	(59,682)
Less: Recognition of revenue deferred in the current year	(64,531)	(44,143)	(76,308)	(60,640)
Ending balance	$ 240,574	$ 169,612	$ 185,696	$ 138,990